Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of fair value of the derivative warrant liabilities [Abstract]
Derivative Warrant Liabilities at beginning	$ 10,643	$ 180,479
Change in fair value of derivative warrant liabilities	925	(5,041)
Derivative Warrant Liabilities at ending	$ 11,568	$ 175,438